Retirement Plans (Schedule of Assumptions Used) (detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Assumbptions Used [Abstract]
Discount rate - benefit obligation	4.35%	4.36%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan Weighted Average Assumptions Used In Calculating Net Periodic Benefit Cost [Abstract]
Discount rate - pension expense	4.34%	4.15%
Discount rate - service cost	4.67%	4.15%
Discount rate - interest cost	3.62%	4.15%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%